SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Depreciation Rates
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

Schedule of Assumptions Used for Stock Options
	Year ended December 31,
Employee stock options	2010	2011	2012

Expected volatility (1)	94.5%	100%-101.4%	-
Risk-free interest (2)	1.0%	0.37%-0.41%	-
Dividend yield (3)	0%	0%	-
Expected life (years) (4)	3.75	3.75	-

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the simplified method;

Schedule of Financial Assets at Fair Value on a Recurring Basis
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$139	$139	$-	$-